Property and equipment - Schedule of changes in property in own use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 3,172
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	2,841	€ 3,172
Property and equipment	3,172	3,172
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	757	780
Additions	10	5
- Transfers to and from Other assets	57	(1)
Amounts recognised in the statement of profit or loss for the year [abstract]
- Depreciation	(12)	(11)
- Impairments	(8)	(2)
- Reversal of impairments	9	6
Total amounts recognised in the statement of profit or loss for the year	(12)	(7)
Revaluations recognised in equity during the year	20	58
Disposals	(63)	(72)
Exchange rate differences	(24)	(7)
Closing balance	745	757
Property and equipment	757	780
Revaluation surplus [abstract]
Opening balance	339	280
Change in the year	(30)	59
Closing balance	310	339
Property in own use [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,279
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	1,258	1,279
Property and equipment	1,279	1,279
Property in own use [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	385
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	378	385
Property and equipment	385	385
Property in own use [member] | Accumulated Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	137
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	135	137
Property and equipment	€ 137	€ 137